Stock Options - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options outstanding beginning balance	1,456,064	702,064
Number of options granted	1,400,418	880,667
Number of options forfeited	(345,000)	(126,667)
Number of options exercised	(32,508)
Number of options outstanding ending balance	2,478,974	1,456,064
Number of options vested	958,115
Number of options exercisable	753,654
Weighted average exercise price outstanding beginning balance	$ 3.90	$ 4.95
Weighted average exercise price granted	6.75	2.55
Weighted average exercise price forfeited	5.85	2.40
Weighted average exercise price exercised	1.05
Weighted average exercise price outstanding ending balance	5.25	$ 3.90
Weighted average exercise price vested	4.35
Weighted average exercise price exercisable	$ 5.25
Weighted average remaining contractual term outstanding	2 years 1 month 2 days	4 years 11 days
Weighted average remaining contractual term outstanding	2 years 11 months 4 days	2 years 1 month 2 days
Aggregate intrinsic value outstanding beginning balance
Aggregate intrinsic value granted
Aggregate intrinsic value forfeited
Aggregate intrinsic value exercised
Aggregate intrinsic value outstanding ending balance	2,660,000
Aggregate intrinsic value vested	2,039,000
Aggregate intrinsic value exercisable	$ 889,000